Schedule of Company’s Activities (Details)	6 Months Ended
	Jun. 30, 2022
Moxian CN Group Limited [Member]
Ownership percentage	100.00%
Moxian Group Limited [Member]
Ownership	100% owned by Moxian CN Group Limited
Ownership percentage	100.00%
Moxian HongKong Limited [Member]
Ownership	100% owned by Moxian Group Limited
Ownership percentage	100.00%
Moxian Technology Services Shenzhen Co Ltd [Member]
Ownership	100% owned by Moxian (Hong Kong) Limited	[1]
Ownership percentage	100.00%	[1]
Moxian Technology Services Beijing Co Ltd [Member]
Ownership	100% owned by Moxian Technology Services (Shenzhen) Limited
Ownership percentage	100.00%
Moxian Malaysia Sdn Bhd [Member]
Ownership	100% owned by Moxian (Hong Kong) Ltd	[1]
Ownership percentage	100.00%	[1]
Moxian Technology Services Shanghai Co Ltd [Member]
Ownership	100% owned by Moxian Technology Services (Shenzhen) Co. Ltd	[1]
Ownership percentage	100.00%	[1]
ABit Hong Kong Limited [Member]
Ownership	100% owned by Moxian (BVI) Inc
Ownership percentage	100.00%
ABit USA Limited [Member]
Ownership	100% owned by ABit Hong Kong Limited
Ownership percentage	100.00%
Beijing Bit Marix Co Ltd [Member]
Ownership	100% owned by ABit Hong Kong Limited
Ownership percentage	100.00%

[1]	Ceased operation by September 30,2018; dormant as of June 30, 2022